Income Tax - Summary of Income Tax Charged to Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current	¥ 222	¥ 942	¥ 1,220
Deferred	(4,149)	(123)	(294)
Income tax expense	¥ (3,927)	¥ 819	¥ 926